COVER PAGE	Mar. 09, 2020
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Mar. 09, 2020
Entity Registrant Name	Green Dot Corp
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34819
Entity Tax Identification Number	95-4766827
Entity Address, Address Line One	3465 E. Foothill Blvd.
Entity Address, City or Town	Pasadena,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91107
City Area Code	(626)
Local Phone Number	765-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value
Trading Symbol	GDOT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001386278
Amendment Flag	true
Amendment Description	Amendment for committee appointment